UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Telecom and Utilities Fund

April 30, 2018

UIF-QTLY-0618
1.800364.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.3%
Media - 14.3%
Comcast Corp. Class A	1,050,700	$32,981
DISH Network Corp. Class A (a)	233,010	7,817
Time Warner, Inc.	822,785	78,000
Twenty-First Century Fox, Inc. Class A	370,000	13,527
		132,325
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy Partners LP Holdings LLC	968,700	27,027
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equinix, Inc.	6,353	2,673
TELECOMMUNICATION SERVICES - 29.7%
Diversified Telecommunication Services - 22.0%
AT&T, Inc.	515,300	16,850
CenturyLink, Inc.	280,758	5,216
Verizon Communications, Inc.	3,313,704	163,534
Zayo Group Holdings, Inc. (a)	524,099	19,025
		204,625
Wireless Telecommunication Services - 7.7%
T-Mobile U.S., Inc. (a)	885,212	53,564
Telephone & Data Systems, Inc.	645,454	17,640
		71,204

TOTAL TELECOMMUNICATION SERVICES		275,829

UTILITIES - 51.5%
Electric Utilities - 31.9%
Edison International	237,200	15,541
Enerjisa Enerji A/S (b)	2,741,600	4,542
Eversource Energy	549,800	33,125
Exelon Corp.	1,083,725	43,002
FirstEnergy Corp.	1,310,377	45,077
Great Plains Energy, Inc.	777,443	25,446
NextEra Energy, Inc.	394,437	64,652
PG&E Corp.	543,837	25,071
PPL Corp.	237,500	6,911
Vistra Energy Corp. (a)	952,341	21,761
Westar Energy, Inc.	205,900	11,156
		296,284
Independent Power and Renewable Electricity Producers - 8.2%
NextEra Energy Partners LP	329,100	13,714
NRG Energy, Inc.	1,458,000	45,198
The AES Corp.	1,363,515	16,689
		75,601
Multi-Utilities - 11.4%
Avangrid, Inc.	269,483	14,204
Dominion Resources, Inc.	287,300	19,123
Public Service Enterprise Group, Inc.	531,312	27,708
Sempra Energy	401,205	44,855
		105,890

TOTAL UTILITIES		477,775

TOTAL COMMON STOCKS
(Cost $790,022)		915,629

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.74% (c)
(Cost $20,653)	20,649,158	20,653
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $810,675)		936,282
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(8,575)
NET ASSETS - 100%		$927,707

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,542,000 or 0.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$38
Fidelity Securities Lending Cash Central Fund	41
Total	$79

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018